May 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:                Office of Filings, Information & Consumer Services

Re:                           Spirit of America Investment Fund, Inc. (the “Company”)

                                 File Nos. 333-27925 and 811-08231

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Company’s Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 25 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2011 (Accession No. 0001193125-11-115627).

Any questions related to this filing should be directed to the undersigned at (302) 791-1906.

Sincerely,

/s/ Vincenzo A. Scarduzio

Vincenzo A. Scarduzio

Regulatory Administration

cc:    Joseph Pickard

Mary Stokes

Thomas Westle